Third Quarter Report
September 30, 2023 (Unaudited)
CTIVP® – Morgan Stanley Advantage Fund
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2023 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.5%
Issuer	Shares	Value ($)
Communication Services 12.1%
Entertainment 1.4%
Roblox Corp., Class A(a)	712,577	20,636,230
Interactive Media & Services 8.4%
Alphabet, Inc., Class C(a)	578,670	76,297,639
Meta Platforms, Inc., Class A(a)	116,129	34,863,087
ZoomInfo Technologies, Inc.(a)	891,989	14,628,620
Total		125,789,346
Media 2.3%
Trade Desk, Inc. (The), Class A(a)	447,778	34,993,851
Total Communication Services		181,419,427
Consumer Discretionary 24.5%
Automobiles 3.1%
Tesla, Inc.(a)	186,450	46,653,519
Broadline Retail 8.7%
Amazon.com, Inc.(a)	924,660	117,542,779
MercadoLibre, Inc.(a)	10,526	13,345,705
Total		130,888,484
Hotels, Restaurants & Leisure 6.3%
Airbnb, Inc., Class A(a)	314,307	43,126,063
Domino’s Pizza, Inc.	63,672	24,118,317
DoorDash, Inc., Class A(a)	348,423	27,689,176
Total		94,933,556
Specialty Retail 6.4%
AutoZone, Inc.(a)	16,881	42,877,571
Chewy, Inc., Class A(a)	728,337	13,299,434
Floor & Decor Holdings, Inc., Class A(a)	95,707	8,661,483
Home Depot, Inc. (The)	103,366	31,233,071
Total		96,071,559
Total Consumer Discretionary		368,547,118
Consumer Staples 3.0%
Consumer Staples Distribution & Retail 2.2%
Costco Wholesale Corp.	59,416	33,567,663
Food Products 0.8%
McCormick & Co., Inc.	158,151	11,962,542
Total Consumer Staples		45,530,205
Common Stocks (continued)
Issuer	Shares	Value ($)
Financials 10.9%
Capital Markets 2.5%
Intercontinental Exchange, Inc.	344,554	37,907,831
Financial Services 4.9%
Adyen NV(a)	35,131	26,047,321
Block, Inc., Class A(a)	97,427	4,312,119
Toast, Inc., Class A(a)	685,721	12,843,554
Visa, Inc., Class A	130,991	30,129,240
Total		73,332,234
Insurance 3.5%
Brown & Brown, Inc.	344,144	24,035,017
Progressive Corp. (The)	202,253	28,173,843
Total		52,208,860
Total Financials		163,448,925
Health Care 14.4%
Health Care Equipment & Supplies 0.9%
Intuitive Surgical, Inc.(a)	47,333	13,834,962
Health Care Technology 1.7%
Veeva Systems Inc., Class A(a)	125,076	25,446,712
Life Sciences Tools & Services 5.0%
Danaher Corp.	100,808	25,010,465
Illumina, Inc.(a)	218,891	30,049,357
Thermo Fisher Scientific, Inc.	39,608	20,048,381
Total		75,108,203
Pharmaceuticals 6.8%
Eli Lilly & Co.	67,577	36,297,634
Royalty Pharma PLC, Class A	2,402,584	65,206,130
Total		101,503,764
Total Health Care		215,893,641
Industrials 6.4%
Aerospace & Defense 0.9%
HEICO Corp., Class A	105,977	13,694,348
2	CTIVP® – Morgan Stanley Advantage Fund | Third Quarter Report 2023

Portfolio of Investments   (continued)
CTIVP® – Morgan Stanley Advantage Fund, September 30, 2023 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ground Transportation 5.5%
Uber Technologies, Inc.(a)	860,456	39,572,371
Union Pacific Corp.	214,406	43,659,494
Total		83,231,865
Total Industrials		96,926,213
Information Technology 26.0%
IT Services 5.9%
Cloudflare, Inc.(a)	440,307	27,756,953
Shopify, Inc., Class A(a)	625,166	34,115,309
Snowflake, Inc., Class A(a)	173,031	26,433,946
Total		88,306,208
Software 11.6%
BILL Holdings, Inc.(a)	203,283	22,070,436
Datadog, Inc., Class A(a)	342,824	31,227,838
Microsoft Corp.	382,231	120,689,438
Total		173,987,712
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	748,807	128,203,246
Total Information Technology		390,497,166
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 2.2%
Chemicals 2.2%
Sherwin-Williams Co. (The)	130,811	33,363,346
Total Materials		33,363,346
Total Common Stocks (Cost $1,529,466,013)		1,495,626,041

Money Market Funds 0.5%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.515%(b),(c)	7,538,823	7,536,561
Total Money Market Funds (Cost $7,536,515)		7,536,561
Total Investments in Securities (Cost: $1,537,002,528)		1,503,162,602
Other Assets & Liabilities, Net		560,665
Net Assets		1,503,723,267

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2023.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2023 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.515%
	28,010,773	219,466,797	(239,938,300)	(2,709)	7,536,561	2,661	764,441	7,538,823
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Morgan Stanley Advantage Fund | Third Quarter Report 2023	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7035_12_B01_(11/23)